Other assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Schedule of Other Assets

	2016	2015
Equity investment in affiliate (1)	$48,182	$44,106
Intangible assets	29,812	2,471
Restricted cash	14,059	13,858
Capital assets	1,615	2,288
Other	26,783	26,333
Other assets	$120,451	$89,056

(1)

In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau.  The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which ended March 31, 2016.  The Company accounts for its 10.8% (2015 – 10.8%) investment in GCI using the equity method. The investment of $48,182,000 (2015 - $44,106,000) is comprised of the Company’s capital contribution of $44,740,000 (2015 – $40,852,000) and its cumulative equity income on investment of $3,442,000 (2015 – $3,254,000).